Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.64%
Alabama: 3.42%
Education revenue: 1.12%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$1,000,000	$1,010,809
Jacksonville Public Educational Building Authority JSU Foundation Project Series A (AG Insured)	5.00	8-1-2054	1,200,000	1,203,247
				2,214,056
Resource recovery revenue: 0.97%
Mobile County IDA AM/NS Calvert LLC Series A AMT	5.00	6-1-2054	2,000,000	1,922,369
Utilities revenue: 1.33%
Black Belt Energy Gas District Series B	5.00	10-1-2035	1,500,000	1,566,489
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	1,000,000	1,077,786
				2,644,275
				6,780,700
Arizona: 0.90%
Education revenue: 0.45%
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2054	1,000,000	893,381
Health revenue: 0.45%
Tempe IDA Mirabella at ASU, Inc. Series A144A	6.13	10-1-2052	1,400,000	897,996
				1,791,377
Arkansas: 0.50%
Industrial development revenue: 0.50%
Arkansas Development Finance Authority United States Steel Corp. AMT	5.45	9-1-2052	1,000,000	998,053
California: 5.16%
Airport revenue: 0.50%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	1,000,000	1,001,231
Education revenue: 0.11%
California Infrastructure & Economic Development Bank WFCS Holdings II LLC Series A-1144A	5.00	1-1-2056	250,000	213,233
Health revenue: 0.23%
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2046	500,000	450,143
Housing revenue: 2.88%
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	6.50	6-1-2054	2,000,000	1,920,854
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	500,000	360,692
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø##	2.59%	3-1-2057	$3,000,000	$3,000,000
Compton PFA144A	4.00	9-1-2027	425,000	425,052
				5,706,598
Tobacco revenue: 0.15%
Tobacco Securitization Authority of Northern California Sacramento County Corp. Class 2 Series B2 CAB¤	0.00	6-1-2060	2,000,000	306,860
Transportation revenue: 0.25%
Bay Area Toll Authority Series A (Barclays Bank plc LOC)ø	3.30	4-1-2055	500,000	500,000
Utilities revenue: 1.04%
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	1,000,000	1,066,912
Los Angeles Department of Water & Power System Revenue Series F-2 (JPMorgan Chase Bank N.A. SPA)ø	3.00	7-1-2047	1,000,000	1,000,000
				2,066,912
				10,244,977
Colorado: 10.23%
Education revenue: 0.21%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2061	600,000	410,631
GO revenue: 6.58%
Aerotropolis Regional Transportation Authority144A	5.75	12-1-2054	1,015,000	1,000,522
Canyons Metropolitan District No. 5 Series B	6.50	12-15-2054	1,000,000	1,004,634
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	950,961
Denver International Business Center Metropolitan District No. 1	6.00	12-1-2048	1,143,000	1,149,218
Mineral Business Improvement District Series A144A	5.75	12-1-2054	1,250,000	1,246,050
Mirabelle Metropolitan District No. 2 Series B	6.13	12-15-2049	1,591,000	1,575,337
Riverpark Metropolitan District/Arapahoe County	6.38	12-1-2054	1,150,000	1,158,416
St. Vrain Lakes Metropolitan District No. 2 Series B	6.38	11-15-2054	1,000,000	995,031
St. Vrain Lakes Metropolitan District No. 4 Series A CCAB144A	6.75	9-20-2054	1,000,000	691,851
Sterling Ranch Community Authority Board Metropolitan District No. 4 Subdistrict B Series A144A	5.75	12-1-2054	1,500,000	1,491,069
Trails at Crowfoot Metropolitan District No. 3 Series B	6.88	12-15-2052	500,000	504,596
Village Metropolitan District Series A	5.75	12-1-2055	1,300,000	1,292,437
				13,060,122
Housing revenue: 0.99%
Colorado Health Facilities Authority BSLC II Obligated Group	5.25	9-15-2045	2,000,000	1,971,309
Miscellaneous revenue: 0.75%
Pinery Commercial Metropolitan District No. 2	5.75	12-1-2054	1,500,000	1,488,980
Tax revenue: 0.95%
Palisade Metropolitan District No. 2 Series B CCAB144A	5.88	12-15-2054	1,000,000	932,223
Pueblo Urban Renewal Authority Sales Tax Revenue	5.00	6-1-2036	1,000,000	947,833
				1,880,056
See accompanying notes to portfolio of investments
2 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.25%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75%	1-1-2044	$500,000	$500,314
Utilities revenue: 0.50%
City of Colorado Springs Utilities System Revenue Series C (TD Bank N.A. SPA)ø	2.87	11-1-2040	1,000,000	1,000,000
				20,311,412
Connecticut: 0.76%
Health revenue: 0.76%
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	6.50	10-1-2055	1,500,000	1,517,440
Delaware: 0.25%
Health revenue: 0.25%
Delaware State EDA ACTS Retirement-Life Communities, Inc. Obligated Group Series B	5.25	11-15-2053	500,000	500,646
District of Columbia: 0.66%
Education revenue: 0.50%
District of Columbia Rocketship DC Obligated Group Series A	5.75	6-1-2054	1,000,000	996,705
Tobacco revenue: 0.16%
District of Columbia Tobacco Settlement Financing Corp.	6.75	5-15-2040	305,000	315,313
				1,312,018
Florida: 7.59%
Education revenue: 2.53%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	1,000,000	1,035,691
Capital Trust Agency, Inc. Pineapple Cove Classical Academy, Inc. Series A144A	5.13	7-1-2039	2,000,000	1,918,683
Capital Trust Authority Kipp Miami Obligated Group Series A144A	6.00	6-15-2054	655,000	661,639
Florida Development Finance Corp. Global Outreach Charter Academy Obligated Group Series A144A	4.00	6-30-2056	625,000	400,151
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	6.00	9-15-2045	1,000,000	999,891
				5,016,055
Health revenue: 3.64%
City of Venice Southwest Florida Retirement Center, Inc. Obligated Group Series A144A	5.50	1-1-2055	1,000,000	956,412
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20	11-15-2030	500,000	503,476
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	215,664
Lee County IDA Cypress Cove at Healthpark Florida Obligated Group Series A	5.25	10-1-2052	1,000,000	883,674
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	1,979,363
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Orange County Health Facilities Authority Presbyterian Retirement Communities, Inc. Obligated Group	5.00%	8-1-2054	$2,000,000	$1,901,313
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,000,000	786,152
				7,226,054
Housing revenue: 0.72%
Capital Projects Finance Authority Trilogy Community Development Foundation, Inc. Obligated Group Series A144A	7.25	1-1-2055	500,000	507,065
Capital Projects Finance Authority UnionWest Properties LLC Series 2024A-1144A	5.00	6-1-2054	1,000,000	915,443
				1,422,508
Miscellaneous revenue: 0.49%
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.25	5-1-2054	985,000	982,920
Water & sewer revenue: 0.21%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2051	500,000	408,597
				15,056,134
Georgia: 2.92%
Housing revenue: 0.38%
Development Authority of Cobb County Kennesaw State University Real Estate Obligated Group 2015 ABC Series C	5.00	7-15-2028	745,000	745,586
Industrial development revenue: 0.67%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,460,000	1,336,681
Tax revenue: 0.51%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	1,000,000	1,014,988
Utilities revenue: 1.36%
Main Street Natural Gas, Inc. Series A	5.00	5-15-2049	1,610,000	1,665,885
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.50	7-1-2064	1,000,000	1,029,667
				2,695,552
				5,792,807
Guam: 0.26%
Airport revenue: 0.26%
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	500,000	517,009
Idaho: 0.13%
Education revenue: 0.13%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	250,000	250,147
See accompanying notes to portfolio of investments
4 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 4.91%
Education revenue: 0.55%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00%	10-1-2042	$250,000	$211,104
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2051	1,000,000	703,718
Illinois Finance Authority Intrinsic Schools Series A144A	5.25	12-1-2025	170,000	170,098
				1,084,920
GO revenue: 2.53%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	500,000	519,923
Chicago Board of Education Series A	5.75	12-1-2050	2,000,000	1,964,451
Chicago Board of Education Series B144A	7.00	12-1-2042	1,500,000	1,532,418
City of Chicago Series A	5.50	1-1-2041	500,000	505,041
City of Chicago Series A	5.50	1-1-2043	500,000	501,359
				5,023,192
Housing revenue: 0.50%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	5.00	6-15-2050	1,000,000	985,467
Miscellaneous revenue: 0.76%
Illinois Finance Authority Chicago Theatre Group, Inc. Series A144A	6.13	10-1-2050	1,500,000	1,517,912
Tax revenue: 0.57%
Village of Hillside Mannheim Redevelopment Project Area	5.00	1-1-2030	1,125,000	1,135,080
				9,746,571
Indiana: 3.86%
Education revenue: 1.01%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	2,055,000	2,010,536
Health revenue: 1.82%
Indiana Finance Authority Hendricks County Hospital Obligated Group	5.25	3-1-2054	1,500,000	1,552,177
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A	5.50	9-15-2044	2,000,000	2,056,863
				3,609,040
Industrial development revenue: 1.03%
City of Valparaiso Pratt Paper LLC AMT144A	5.00	1-1-2054	500,000	484,676
Indianapolis Local Public Improvement Bond Bank Series E	6.00	3-1-2053	1,500,000	1,555,323
				2,039,999
				7,659,575
Iowa: 2.45%
Health revenue: 2.11%
Iowa Finance Authority Iowa Health System Obligated Group Series B-2 (TD Bank N.A. LOC)ø	3.85	2-15-2039	2,500,000	2,500,000
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series 2024 A&B	5.00%	5-15-2049	$1,000,000	$938,682
Iowa Finance Authority Presbyterian Homes Mill Pond Apartment, Inc.%%	5.50	10-1-2045	750,000	748,226
				4,186,908
Housing revenue: 0.34%
City of Stuart Series B	5.25	6-1-2045	680,000	669,282
				4,856,190
Kansas: 1.56%
Health revenue: 0.93%
City of Wichita Presbyterian Manors Obligated Group Series VIII	5.88	5-15-2050	1,000,000	933,732
Kansas Development Finance Authority Village Shalom Obligated Group Series A	5.25	11-15-2033	1,000,000	925,006
				1,858,738
Tax revenue: 0.63%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,250,000	1,245,175
				3,103,913
Kentucky: 0.47%
Health revenue: 0.47%
Kentucky EDFA Kenton Housing Obligated Group	5.50	11-15-2035	1,000,000	931,861
Louisiana: 0.65%
Airport revenue: 0.65%
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,305,000	1,296,706
Maryland: 1.17%
Tax revenue: 0.21%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	500,000	414,635
Transportation revenue: 0.96%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series B AMT	5.25	6-30-2055	1,900,000	1,900,558
				2,315,193
Massachusetts: 0.49%
Health revenue: 0.49%
Massachusetts Development Finance Agency Salem Community Corp. Obligated Group	5.13	1-1-2040	1,000,000	975,465
See accompanying notes to portfolio of investments
6 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 0.73%
Education revenue: 0.19%
Michigan Finance Authority Bradford Academy	4.80%	9-1-2040	$150,000	$125,457
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	245,000	245,137
				370,594
Miscellaneous revenue: 0.54%
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,000,000	1,000,832
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	80,000	80,075
				1,080,907
				1,451,501
Minnesota: 1.54%
Education revenue: 1.21%
City of Deephaven Eagle Ridge Academy Series A	5.00	7-1-2030	195,000	195,176
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,000,406
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	1,000,000	725,000
City of Woodbury Leadership Academy Series A	4.00	7-1-2051	660,000	481,869
				2,402,451
Housing revenue: 0.33%
City of Minneapolis Riverton Community Housing	4.70	8-1-2026	310,000	310,050
City of Minneapolis Riverton Community Housing	4.80	8-1-2027	350,000	350,137
				660,187
				3,062,638
Missouri: 0.74%
Health revenue: 0.61%
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.25	2-1-2054	1,250,000	1,210,242
Tax revenue: 0.13%
City of Richmond Heights Francis Place Redevelopment Project Area No. 1	5.63	11-1-2025	255,000	255,358
				1,465,600
New Jersey: 1.19%
Airport revenue: 0.25%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2047	500,000	493,799
Education revenue: 0.85%
Camden County Improvement Authority Prep High School Project144A	5.00	7-15-2042	1,175,000	1,177,602
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.38	7-1-2053	500,000	506,487
				1,684,089
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 7

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.09%
New Jersey EDA United Airlines, Inc.	5.25%	9-15-2029	$175,000	$175,240
				2,353,128
New York: 15.09%
Airport revenue: 4.98%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	1,000,000	1,044,934
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2041	1,660,000	1,690,697
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2039	1,000,000	1,081,345
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2054	2,000,000	2,033,416
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	1,000,000	1,042,057
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.13	6-30-2060	1,000,000	1,000,475
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	1,000,000	990,071
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.25	1-1-2050	1,000,000	999,949
				9,882,944
Education revenue: 4.22%
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group144A	5.75	6-1-2052	1,000,000	980,984
Build NYC Resource Corp. Hellenic Classical Charter Schools Series A144A	5.00	12-1-2041	1,200,000	1,126,653
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	7.00	4-15-2053	2,000,000	2,037,193
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	500,000	382,219
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	1,000,000	908,425
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2052	2,000,000	1,929,703
New York State Dormitory Authority St. Joseph’s University/Brooklyn	4.00	7-1-2035	400,000	366,282
New York State Dormitory Authority St. Joseph’s University/Brooklyn	5.00	7-1-2051	750,000	642,806
				8,374,265
GO revenue: 1.26%
City of New York Series 3ø	3.90	4-1-2042	2,000,000	2,000,000
City of New York Series G-2 (Bank of America N.A. SPA)ø	3.50	2-1-2055	500,000	500,000
				2,500,000
Health revenue: 1.59%
New York State Dormitory Authority White Plains Hospital Obligated Group	5.25	10-1-2049	1,000,000	1,007,882
See accompanying notes to portfolio of investments
8 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.38%	8-1-2054	$1,500,000	$1,242,453
Westchester County Local Development Corp. Health Care Corp. Obligated Group	5.00	11-1-2046	1,000,000	897,181
				3,147,516
Miscellaneous revenue: 0.51%
Suffolk Regional Off-Track Betting Corp.	6.00	12-1-2053	1,000,000	1,010,128
Tax revenue: 1.51%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A4 (Barclays Bank plc SPA)ø	3.85	8-1-2039	3,000,000	3,000,000
Transportation revenue: 0.77%
Metropolitan Transportation Authority Series C-1	5.25	11-15-2055	1,500,000	1,529,263
Water & sewer revenue: 0.25%
New York City Municipal Water Finance Authority Water & Sewer System (U.S. Bank N.A. SPA)ø	3.50	6-15-2043	500,000	500,000
				29,944,116
North Carolina: 0.75%
Health revenue: 0.75%
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	1,500,000	1,495,425
North Dakota: 0.57%
Health revenue: 0.57%
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2053	1,125,000	1,138,933
Ohio: 2.07%
Housing revenue: 0.99%
State of Ohio Department of Transportation AMT	5.00	6-30-2053	2,000,000	1,954,228
Tobacco revenue: 1.08%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-2	5.00	6-1-2055	1,975,000	1,684,749
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	5,000,000	467,518
				2,152,267
				4,106,495
Pennsylvania: 3.49%
Education revenue: 0.36%
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	750,000	711,684
Health revenue: 2.04%
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	1,000,000	986,069
Lancaster Municipal Authority Luthercare Obligated Group Series A	5.00	12-1-2055	1,250,000	1,183,232
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 9

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	3.69%	9-1-2050	$250,000	$250,000
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	750,000	746,117
Quakertown General Authority LifeQuest Obligated Group Series C	5.30	7-1-2042	1,000,000	873,781
				4,039,199
Miscellaneous revenue: 0.32%
Chester County IDA Woodlands at Greystone Neighborhood Improvement District144A	5.13	3-1-2048	680,000	634,394
Resource recovery revenue: 0.77%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	1,500,000	1,536,247
				6,921,524
Puerto Rico: 0.73%
Tax revenue: 0.73%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1	5.00	7-1-2058	1,500,000	1,447,608
South Carolina: 2.11%
Education revenue: 0.74%
South Carolina Jobs-EDA Columbia College/SC Obligated Group Series A	5.75	10-1-2045	500,000	456,769
South Carolina Jobs-EDA Riverwalk Academy Series A144A	7.00	6-15-2043	1,000,000	1,014,656
				1,471,425
Health revenue: 1.37%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.75	11-15-2054	1,750,000	1,795,576
South Carolina Jobs-EDA Episcopal Home at Still Hopes Obligated Group Series A	5.00	4-1-2048	1,000,000	924,189
				2,719,765
				4,191,190
Tennessee: 1.96%
Housing revenue: 1.71%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.25	7-1-2049	1,250,000	1,289,137
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1144A	5.25	6-1-2056	2,250,000	2,104,319
				3,393,456
Tax revenue: 0.25%
Nashville Metropolitan Development & Housing Agency Fifth & Broadway Redevelopment Area144A	5.13	6-1-2036	500,000	505,646
				3,899,102
Texas: 4.71%
Education revenue: 1.36%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.00	3-1-2034	320,000	320,237
See accompanying notes to portfolio of investments
10 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.38%	2-15-2052	$1,500,000	$1,431,299
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2046	860,000	685,178
Pottsboro Higher Education Finance Corp. Imagine International Academy of North Texas LLC Series A	3.88	8-15-2026	265,000	263,642
				2,700,356
GO revenue: 0.42%
City of Port Isabel144A	5.10	2-15-2049	875,000	834,229
Health revenue: 0.87%
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group	5.00	11-15-2046	1,000,000	946,024
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2049	800,000	776,712
				1,722,736
Housing revenue: 1.13%
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A	6.50	10-1-2055	2,180,000	2,236,600
Industrial development revenue: 0.48%
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	950,320
Resource recovery revenue: 0.15%
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Bø	3.85	4-1-2040	300,000	300,000
Tax revenue: 0.20%
Baytown Municipal Development District Convention Center Hotel Revenue Series B144A	5.00	10-1-2050	500,000	406,243
Utilities revenue: 0.10%
SA Energy Acquisition Public Facility Corp.	5.50	8-1-2027	190,000	196,590
				9,347,074
Utah: 4.31%
Education revenue: 0.48%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	5.00	6-15-2041	1,020,000	942,402
GO revenue: 0.74%
Soleil Hills Public Infrastructure District No. 1 Series A144A	5.88	3-1-2055	1,500,000	1,474,881
Miscellaneous revenue: 1.04%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	925,000	771,866
Wood Ranch Public Infrastructure District Assessment Area No. 1144A	5.63	12-1-2053	1,300,000	1,301,646
				2,073,512
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 11

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 2.05%
MIDA Mountain Veterans Program Public Infrastructure District144A	5.20%	6-1-2054	$2,250,000	$2,160,273
MIDA Mountain Village Public Infrastructure District Military Recreation Facility Project Area Series 2144A	6.00	6-15-2054	1,000,000	1,015,757
UIPA Crossroads Public Infrastructure District AJL Project Area144A	4.38	6-1-2052	1,000,000	895,513
				4,071,543
				8,562,338
Virginia: 1.26%
Health revenue: 0.28%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	550,000	543,362
Transportation revenue: 0.98%
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT	5.00	12-31-2052	2,000,000	1,949,715
				2,493,077
Washington: 3.55%
Health revenue: 2.68%
Jefferson County Public Hospital District No. 2 Series A	6.88	12-1-2053	1,500,000	1,533,714
King County Public Hospital District No. 4 Series A%%	6.63	12-1-2045	1,000,000	993,596
Skagit County Public Hospital District No. 1	5.50	12-1-2054	1,000,000	1,020,082
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2050	750,000	753,084
Washington State Housing Finance Commission Eastside Retirement Association Obligated Group Series A	5.00	7-1-2048	1,050,000	1,025,771
				5,326,247
Housing revenue: 0.87%
Washington State Housing Finance Commission German Retirement Home of the State of Washington Obligated Group Series A144A	5.75	1-1-2053	1,290,000	1,223,668
Washington State Housing Finance Commission Provident Group-SH I Properties LLC	5.00	7-1-2054	500,000	493,617
				1,717,285
				7,043,532
West Virginia: 1.39%
Tax revenue: 1.39%
County of Ohio Highlands Project	5.25	6-1-2053	1,000,000	986,719
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	1,750,000	1,764,471
				2,751,190
Wisconsin: 5.11%
Education revenue: 3.47%
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,000,000	990,331
PFA Estancia Valley Classical Academy Series A144A	4.25	7-1-2051	1,000,000	706,102
PFA Triad Math & Science Academy Co.	5.00	6-15-2042	1,140,000	1,121,443
PFA Triad Math & Science Academy Co.	5.25	6-15-2052	1,610,000	1,565,009
See accompanying notes to portfolio of investments
12 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
PFA Uwharrie Charter Academy Series A144A	5.00%	6-15-2042	$1,310,000	$1,273,518
PFA Wilson Preparatory Academy Series A144A	5.00	6-15-2039	1,285,000	1,224,096
				6,880,499
Health revenue: 1.38%
Wisconsin HEFA Illinois Senior Housing, Inc. Series A	5.25	8-1-2048	1,500,000	1,258,780
Wisconsin HEFA Masonic Home Obligated Group Series A	5.75	8-15-2054	1,450,000	1,478,430
				2,737,210
Housing revenue: 0.26%
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.50	7-1-2052	500,000	520,684
				10,138,393
Total municipal obligations (Cost $204,933,046)				197,771,058

		Yield	Shares
Short-term investments: 0.10%
Investment companies: 0.10%
Allspring Government Money Market Fund Select Class♠∞##		4.07	206,128	206,128
Total short-term investments (Cost $206,128)				206,128
Total investments in securities (Cost $205,139,174)	99.74%			197,977,186
Other assets and liabilities, net	0.26			507,286
Total net assets	100.00%			$198,484,472

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 13

Portfolio of investments—September 30, 2025 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LOC	Letter of credit
NTO	New Terminal One
PFA	Public Finance Authority
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,291,592	$14,732,611	$(16,818,075)	$0	$0	$206,128	206,128	$12,364
See accompanying notes to portfolio of investments
14 | Allspring High Yield Municipal Bond Fund

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$197,771,058	$0	$197,771,058
Short-term investments
Investment companies	206,128	0	0	206,128
Total assets	$206,128	$197,771,058	$0	$197,977,186
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring High Yield Municipal Bond Fund | 15